Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies

18. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2012, 2013 and 2014 were $2,216,502, $2,753,740 and $2,908,304, respectively.

As of December 31, 2014, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2015	$1,387,765
2016	1,110,661
2017	398,570
2018	86,452
2019 and thereafter	211,213

$3,194,661

(B) Advertising commitments

As of December 31, 2014, the commitments for the advertising contracts signed by the Group were as follows:

2014	$16,737,049

Of the total commitments, $6,111,611 was prepaid as of December 31, 2014.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.